Schedule of Income Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted average number of shares of common stock
Net loss for the year	$ (93,132,015)	$ (25,341,623)
Weighted average number of shares of common stock - basic	22,747,234	9,721,282
Net loss per share – basic	$ (4.09)	$ (2.61)
Dilutive effect of convertible debentures
Dilutive effect of warrants on net income
Diluted net loss for the year	$ (93,132,015)	$ (25,341,623)
Stock options and RSUs
Weighted average number of shares of common stock - fully diluted	22,747,234	9,721,282
Net loss per share - fully diluted	$ (4.09)	$ (2.61)